NOTE 14 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 11, 2021
Lessee, Operating Lease, Term of Contract		12 months		12 months
Operating Lease, Expense		$ 38,645	$ 24,223	$ 37,823	$ 18,400
Noninterest Expense Directors Fees				$ 5,000
Supplemental Unemployment Benefits, Severance Benefits						$ 12,600
Common Stock [Member]
[custom:CancellationOfCommonStockShares]	1,294,600			1,294,600
[custom:CommonStockRetainedByFINRA]				400,000